Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Cash flows from operating activities:
Net loss	$ (19,982)	$ (23,157)	$ (29,321)	$ (32,511)	$ (29,410)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of common and preferred stock warrants and convertible notes					84
Impairment of assets, net of insurance proceeds				$ 2	26
Net gain (loss) on disposal of assets	$ (21)	(108)	$ 385	109	30
Loss on assets held for sale		464
Depreciation	$ 505	1,191	1,517	1,912	$ 2,059
Amortization of premiums on marketable securities	131	227	288	572
Non-cash interest income	(156)	(266)
Stock compensation	1,777	2,800	3,068	3,310	$ 1,909
Changes in operating assets and liabilities:
Prepaid expenses	(69)	(144)	113	337	(419)
Accounts receivable	(346)	501	589	(195)	527
Inventories	69	21	$ (61)	$ 679	(841)
Deferred offering costs					2,775
Other assets	(358)	36	$ (21)	$ 26	59
Accounts payables and accrued expenses	(683)	94	390	(1,517)	(1,827)
Deferred revenue			356	(701)	(223)
Deferred rent			(18)	(8)	$ (61)
Other liabilities	426	109
Other	181	343	152	130
Net cash used in operating activities	(18,526)	(17,889)	(22,563)	(27,855)	$ (25,312)
Cash flows from investing activities:
Purchases of property and equipment	(333)	(628)	(1,014)	$ (892)	$ (1,265)
Proceeds from sale of property and equipment	25	118	$ 810
Proceeds from insurance					$ 1,000
Change in restricted cash and investments					3,000
Purchases of marketable securities	(720)	(30,313)	$ (33,085)	$ (15,944)	$ (39,278)
Maturities of marketable securities	21,500	25,000	29,700	32,879
Net cash provided by investing activities	20,472	(5,823)	(3,589)	16,043	$ (36,543)
Cash flows from financing activities:
Repayment of debt	$ (40)	(123)	$ (159)	$ (240)	(6,921)
Proceeds from issuance of debt and preferred stock warrants					2,500
Proceeds from issuance of common stock		20,751	$ 20,751	$ 60	538
Proceeds from issuance of common stock upon IPO, net of underwriters discounts and commissions and offering expenses					65,158
Net cash used in financing activities	$ (40)	20,628	$ 20,592	$ (180)	61,275
Effect of foreign currency translation on cash	100	93	102	(196)	(262)
Net increase (decrease) in cash and cash equivalents	2,006	(2,991)	(5,458)	(12,188)	(842)
Cash and cash equivalents at beginning of period	3,423	8,881	8,881	21,069	21,911
Cash and cash equivalents at end of period	$ 5,429	$ 5,890	3,423	8,881	21,069
Supplemental cash flow information:
Interest paid during the year			46	1	376
Income taxes paid during the year			$ 1	1	3
Supplemental schedule of non-cash investing and financing activities:
Additions to property and equipment under capital leases				$ 263	489
Acquisitions of assets under accounts payable & accrued expenses					330
Surrender of common stock applied to stock option exercise					90
Detail of IPO transactions;
Conversion of convertible notes to common stock					14,282
Conversion of convertible preferred stock to common stock					197,502
Conversion of liability classified warrants to equity classified warrants					17,158
Total non-cash IPO transactions					$ 228,942